Schedule I - CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 143,095	$ 145,436	$ 146,561
EXPENSES
Administrative expenses	(9,740)	(9,861)	(8,916)
Equity in earnings (losses) of joint ventures	6,420	6,078	17,938
Interest expense	(24,430)	(27,692)	(26,814)
Net income (loss)	63,145	52,741	77,622
Parent Company | Reportable Legal Entities
Total revenues	0	0	0
EXPENSES
Administrative expenses	(6,279)	(6,473)	(5,822)
Equity in earnings of subsidiaries	64,296	60,315	68,359
Equity in earnings (losses) of joint ventures	6,420	6,078	17,938
Interest income	15,983	11,205	93
Interest expense	(17,139)	(18,242)	(2,938)
Other items, net	(136)	(142)	(8)
Net income (loss)	63,145	52,741	77,622
Share of subsidiaries unrealized losses on cash flow hedges	(11,367)	(12,217)	(2,290)
Share of subsidiaries income tax benefit	(262)	(389)	(299)
Comprehensive income	$ 51,516	$ 40,135	$ 75,033